Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2024
Trade and other payables
Schedule of trade and other payables

		Re-presented[1]
	2024	2023
	€m	€m
Included within non-current liabilities
Other payables	222	263
Insurance liabilities	254	257
Accruals	41	48
Contract liabilities	343	500
Derivative financial instruments[2]	1,468	1,116
	2,328	2,184
Included within current liabilities
Trade payables	5,613	7,599
Amounts owed to associates and joint ventures	346	329
Other taxes and social security payable	887	1,013
Other payables	846	2,080
Insurance liabilities	48	63
Accruals	4,037	4,814
Contract liabilities	1,565	2,043
Derivative financial instruments[2]	56	306
	13,398	18,247

Notes:

1.

The insurance liabilities comparatives for the year-end 31 March 2023 have been re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ although there is no impact on the total amounts. See note 1 ‘Basis of preparation’ for more information.

2.

Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.